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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2005
                                               -------------------


Check here if Amendment [ ]; Amendment Number: __
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Creedon Keller and Partners, Inc.
Address: 123 Second Street, Suite 120
         Sausalito, California 94965


Form 13F File Number: 28-07674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Darren Huber
Title:   Chief Financial Officer
Phone:   415-332-0111

Signature, Place, and Date of Signing:

         /S/ DARREN HUBER        SAUSALITO, CALIFORNIA             JULY 14, 2005
         ----------------        ---------------------             -------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                     0
                                                  -----------
Form 13F Information Table Entry Total:                1
                                                  -----------

Form 13F Information Table Value Total:             $57,713
                                                  -----------
                                                  (thousands)




List of Other Included Managers:

None

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
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                                                       FORM 13F INFORMATION TABLE
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           COLUMN 1          COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
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                                                                                                               VOTING AUTHORITY
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                                                                  SHRS
                             TITLE OF                 VALUE      OR PRN   SH/  PUT/   INVESTMENT    OTHER
        NAME OF ISSUER        CLASS       CUSIP      (X1000)     AMOUNT   PRN  CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
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
------------------------------------------------------------------------------------------------------------------------------------
REDBACK NETWORKS INC NEW       COM      757209507    57,713    9,045,863   SH              X                    X
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                                                     57,713
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